File Number:    33-84546
                                               Filed Pursuant to Rule 497 (e) of
                                                      the Securities Act of 1933

                                                                 June 1, 2005

        Supplement to the May 1, 2005 Statement of Additional Information
                      for Pioneer Variable Contracts Trust

                                                  Pioneer Europe VCT Portfolio


Effective July 1, 2005, the following will supplement the information presented in the statement of additional information for Pioneer Europe VCT Portfolio. Please refer to the statement of additional information for the full text of the supplemented sections.

The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Other Accounts Managed by the Portfolio Manager. The table below indicates, for the portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of December 31, 2004. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Name of Portfolio     Type of Account  Number of Accounts    Total Assets        Number of          Assets Managed
Manager                                Managed               Managed             Accounts Managed   for which
                                                                                 for which          Advisory Fee is
                                                                                 Advisory Fee is    Performance-Based
                                                                                 Performance-Based
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------
Andrew Arbuthnott     Other            1                     $9.5 million        N/A                N/A
                      Registered
                      Investment
                      Companies
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Pooled     3                     $4.548 billion      N/A                N/A
                      Investment
                      Vehicles
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      ---------------- --------------------- ------------------- ------------------ -------------------
                      Other Accounts   0                     N/A                 N/A                N/A
--------------------- ---------------- --------------------- ------------------- ------------------ -------------------


The following replaces the corresponding paragraph and table in the section entitled "PORTFOLIO MANAGEMENT - Additional Information About the Portfolio Manager":

Share Ownership by Portfolio Manager. The following table indicates as of December 31, 2004 the value, within the indicated range, of shares beneficially owned by the portfolio manager of the fund.

---------------------------------------- -------------------------------------------------------------------
Name of Portfolio Manager                Beneficial Ownership of the Fund*
---------------------------------------- -------------------------------------------------------------------
---------------------------------------- -------------------------------------------------------------------
Andrew Arbuthnott                        A
---------------------------------------- -------------------------------------------------------------------


*Key to Dollar Ranges

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. Over $1,000,000